Label	Element	Value
Hatteras Long / Short Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001171324_SupplementTextBlock
HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

Hatteras Long/Short Debt Fund

(the “Fund)

Class A Shares

Institutional Class Shares

May 17, 2013

Supplement to the Prospectus and Summary Prospectus, each dated April 30, 2013

Effective immediately, the following sections of the Prospectus and Summary Prospectus are modified as described below.

The seventh through eleventh paragraphs of the section titled “Principal Investment Strategies,” which can be found on pages 24–25 of the Prospectus and pages 4–5 of the Summary Prospectus are deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Hatteras Long / Short Debt Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
o
Multi-Strategy / Relative Value. The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, MLP or combination of these or other instruments. By using long and/or short investments to attempt to isolate exposure to the spread, these strategies seek to mitigate or profit from the Underlying Investments’ exposures to interest rate and other general market risks.

o
Credit Arbitrage. The Underlying Investments may employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

o
Fixed Income – Corporate. The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument. By using long and/or short investments to attempt to isolate exposure to the spread, these strategies seek to mitigate or profit from the Underlying Investments’ exposures to interest rate and other general market risks.

o
Fixed Income – Sovereign. The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument. By using long and/or short investments to attempt to isolate exposure to the spread, these strategies seek to mitigate or profit from the Underlying Investments’ exposures to interest rate and other general market risks.

o
Fixed Income and High Yield (High-Risk) Investment Strategies. The Underlying Investments may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential.  The Underlying Investments may invest in debt securities that fall below investment grade debt — commonly “junk bonds.” These strategies are intended to generate capital gains and/or income in both rising and falling interest rate environments.

Because the value of fixed-income and fixed–income related securities may be significantly affected by changes in interest rates, the Advisor also evaluates the duration of the fixed-income instruments held by each Underlying Investment to determine its exposure to changes in interest rates. The Advisor considers its expectations for any changes in interest rates and actively manages the Fund’s asset allocation to mitigate the Fund’s interest rate risk by favoring shorter duration instruments when the Advisor anticipates that interest rates will increase and longer duration instruments when the Advisor anticipates that interest rates will decline.

Please retain this Supplement with your Prospectus and Summary Prospectus for future reference.